Financial investments - Summary of financial investments (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial investments	S/ 22,787,598	S/ 24,547,294
Accrued income	22,787,598	24,547,294
Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial investments	16,716,517	17,629,787
Accrued income	322,425	291,488
Investments at amortized cost [member]
Disclosure of financial assets [line items]
Financial investments	3,231,139	3,225,174
Accrued income	71,640	70,856
Investments at fair value through profit or loss [member]
Disclosure of financial assets [line items]
Financial investments	1,932,993	2,706,271
Equity instruments measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial investments	512,884	623,718
Total financial investments [member]
Disclosure of financial assets [line items]
Financial investments	S/ 22,393,533	S/ 24,184,950